Investments - Disclosure of detailed information about investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investments [Roll Forward]
Opening balance	$ 2,243	$ 3,449
Additions	16,221	2,367
Disposals	(5,231)	(3,685)
Revaluation gain	2,882	112
Closing balance	16,115	2,243
Less: current portion	(16,115)	0
Non-current portion	$ 0	$ 2,243